Employee benefits, Significant actuarial assumptions (Details) - Domestic Defined Benefit Plans [Member] $ in Thousands	Dec. 31, 2017 MXN ($) Employee	Dec. 31, 2016 Employee
Significant actuarial assumptions [Abstract]
Percentage of employees working under collective bargaining agreements	17.00%	25.00%
Number of employees | Employee	1,494	1,499
Discount Rate [Member]
Significant actuarial assumptions [Abstract]
Significant actuarial assumptions used for valuation	9.25%	9.00%
Discount Rate [Member] | 1.0% Increase [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in defined benefit obligation	$ (6,161)
Discount Rate [Member] | 1.0% Decrease [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in defined benefit obligation	$ 6,565
Salary Increase Rate [Member]
Significant actuarial assumptions [Abstract]
Significant actuarial assumptions used for valuation	4.00%	4.00%
Salary Increase Rate [Member] | 1.0% Increase [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in defined benefit obligation	$ 4,416
Salary Increase Rate [Member] | 1.0% Decrease [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in defined benefit obligation	$ (4,173)
Inflation Rate [Member]
Significant actuarial assumptions [Abstract]
Significant actuarial assumptions used for valuation	3.50%	3.50%
Average Working Life Expectancy [Member]
Significant actuarial assumptions [Abstract]
Significant actuarial assumptions used for valuation	19.80%	19.80%
Average Working Life Expectancy [Member] | One year Increase [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in defined benefit obligation	$ 5,583
Average Working Life Expectancy [Member] | One year Decrease [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in defined benefit obligation	$ (5,736)